Quarterly Report
September 30, 2024
Elfun Income Fund

Elfun Income Fund
Quarterly Report
September 30, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	18

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.4% †
U.S. Treasuries - 33.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,566,000	$1,120,913
3.00%, 08/15/48 (a)	2,935,000	2,380,102
4.13%, 08/15/53 (a)	946,000	942,305
4.38%, 08/15/43 (a)	1,640,000	1,686,637
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,943,400	1,883,124
0.75%, 01/31/28 (a)	10,152,000	9,257,355
1.63%, 05/15/31 (a)	892,000	786,493
2.63%, 02/15/29 (a)	1,566,000	1,505,685
3.88%, 12/31/27 - 08/15/34 (a)	6,329,100	6,383,255
4.00%, 07/31/29 (a)	1,320,000	1,345,162
4.13%, 07/31/31 (a)	1,950,000	2,004,844
4.25%, 10/15/25 - 12/31/25 (a)	4,501,900	4,521,074
4.50%, 05/15/27 (a)	2,105,000	2,152,527
4.63%, 10/15/26 - 05/31/31 (a)	9,017,000	9,368,602
5.00%, 09/30/25 (a)	3,022,000	3,051,512
		48,389,590
Agency Mortgage Backed - 22.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,725,940	3,416,438
4.50%, 06/01/33 - 02/01/35 (a)	3,099	3,139
5.00%, 07/01/35 (a)	38,265	39,236
5.50%, 01/01/38 - 04/01/39 (a)	58,680	61,524
6.00%, 06/01/33 - 11/01/37 (a)	133,006	141,443
7.00%, 01/01/27 - 08/01/36 (a)	28,378	30,790
7.50%, 11/01/29 - 09/01/33 (a)	4,526	4,733
8.00%, 11/01/30 (a)	1,374	1,443
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,874,185	2,479,405
3.50%, 08/01/45 - 01/01/48 (a)	3,084,790	2,925,631
4.00%, 01/01/41 - 01/01/50 (a)	1,599,966	1,561,207
4.50%, 07/01/33 - 12/01/48 (a)	815,011	817,259
5.00%, 03/01/34 - 05/01/39 (a)	82,626	84,841
5.50%, 12/01/32 - 01/01/39 (a)	217,804	227,225
6.00%, 01/01/29 - 05/01/41 (a)	490,453	517,713
6.50%, 08/01/28 - 08/01/36 (a)	21,024	22,332
7.00%, 10/01/32 - 12/01/33 (a)	5,082	5,457
7.50%, 12/01/26 - 03/01/33 (a)	13,949	14,485
8.00%, 08/01/25 - 10/01/31 (a)	921	941
8.50%, 04/01/30 (a)	614	662
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	1,077	1,091
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	$3,144,719	$2,919,294
3.50%, 08/20/48 (a)	587,768	556,447
4.00%, 01/20/41 - 04/20/43 (a)	509,970	506,809
4.50%, 08/15/33 - 03/20/41 (a)	232,162	235,571
5.00%, 08/15/33 (a)	12,184	12,532
6.00%, 04/15/27 - 04/15/35 (a)	75,180	79,336
6.50%, 04/15/28 - 09/15/36 (a)	27,399	28,943
7.00%, 11/15/27 - 10/15/36 (a)	19,390	20,580
7.50%, 10/15/28 (a)	3,958	4,049
8.00%, 09/15/27 - 06/15/30 (a)	10,400	10,554
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.50%, 05/20/64 (b)(c)	4,640,056	132,789
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/54 (d)	4,401,092	3,635,302
2.50%, 10/01/54 (d)	5,850,051	5,046,933
3.00%, 10/01/54 (d)	4,061,199	3,643,964
3.50%, 10/01/54 (d)	3,442,180	3,205,592
		32,395,690
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	745,000	698,059
4.05%, 09/25/28 (b)	300,000	300,897
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	10,797	1,336
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	134	125
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	468,368	10,250
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	12,598	10,346
4.50%, 08/25/35 - 01/25/36 (c)	22,069	2,877
5.00%, 03/25/38 - 05/25/38 (c)	14,346	2,287
5.50%, 12/25/33 (c)	4,143	679
6.00%, 01/25/35 (c)	15,985	2,696
Federal National Mortgage Association REMICS
1.17%, 12/25/42 (b)(c)	94,818	2,142
5.00%, 02/25/40 - 09/25/40 (c)	17,637	1,599
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.61%, 07/25/38 (b)(c)	13,270	1,221

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.16%, 11/25/41 (b)(c)	$1,347,172	$170,482
		1,204,996
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	37,237	37,054
Corporate Notes - 31.8%
3M Co.
3.13%, 09/19/46 (a)	11,000	8,196
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	127,000	121,262
Abbott Laboratories
3.75%, 11/30/26 (a)	17,000	16,988
4.90%, 11/30/46 (a)	41,000	41,770
AbbVie, Inc.
2.60%, 11/21/24 (a)	73,000	72,740
3.20%, 05/14/26 - 11/21/29 (a)	89,000	86,181
4.05%, 11/21/39 (a)	28,000	25,863
4.25%, 11/21/49 (a)	45,000	40,270
4.30%, 05/14/36 (a)	26,000	25,294
4.40%, 11/06/42 (a)	24,000	22,628
4.63%, 10/01/42 (a)	3,000	2,875
4.70%, 05/14/45 (a)	9,000	8,701
4.88%, 11/14/48 (a)	4,000	3,935
5.05%, 03/15/34 (a)	51,000	53,267
5.40%, 03/15/54 (a)	30,000	31,814
5.50%, 03/15/64 (a)	35,000	37,355
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	38,000	35,369
AEP Texas, Inc.
3.45%, 05/15/51 (a)	70,000	50,072
5.70%, 05/15/34 (a)	99,000	104,050
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	32,000	33,215
Aetna, Inc.
3.50%, 11/15/24 (a)	24,000	23,938
Aircastle Ltd.
4.25%, 06/15/26 (a)	38,000	37,721
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	203,786
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	218,269
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	22,000	17,661
2.95%, 03/15/34 (a)	37,000	31,983
3.55%, 03/15/52 (a)	34,000	24,941
4.70%, 07/01/30 (a)	9,000	9,059
Allstate Corp.
4.20%, 12/15/46 (a)	36,000	31,491
Allstate Corp. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
8.32%, 08/15/53 (a)(b)	53,000	53,048
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	28,000	22,809
4.00%, 02/04/61 (a)	9,000	6,862
4.25%, 08/09/42 (a)	2,000	1,718
4.45%, 05/06/50 (a)	16,000	13,404
4.50%, 05/02/43 (a)	11,000	9,714
	Principal Amount	Fair Value
Amazon.com, Inc.
1.50%, 06/03/30 (a)	$17,000	$14,872
2.50%, 06/03/50 (a)	21,000	13,879
2.70%, 06/03/60 (a)	16,000	10,279
2.88%, 05/12/41 (a)	37,000	29,441
3.15%, 08/22/27 (a)	5,000	4,908
3.25%, 05/12/61 (a)	24,000	17,378
4.05%, 08/22/47 (a)	8,000	7,189
4.25%, 08/22/57 (a)	2,000	1,808
Ameren Corp.
3.65%, 02/15/26 (a)	19,000	18,801
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	22,000	19,756
3.25%, 03/01/50 (a)	9,000	6,330
American Honda Finance Corp.
5.85%, 10/04/30 (a)	135,000	145,496
American International Group, Inc. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
5.75%, 04/01/48 (a)(b)	2,000	2,009
American Tower Corp.
1.50%, 01/31/28 (a)	69,000	62,890
2.90%, 01/15/30 (a)	24,000	22,214
3.70%, 10/15/49 (a)	16,000	12,432
3.80%, 08/15/29 (a)	29,000	28,205
American Water Capital Corp.
2.95%, 09/01/27 (a)	20,000	19,420
5.45%, 03/01/54 (a)	97,000	101,998
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	70,000	70,222
Amgen, Inc.
2.00%, 01/15/32 (a)	43,000	36,491
2.45%, 02/21/30 (a)	11,000	10,047
3.00%, 01/15/52 (a)	27,000	19,059
3.15%, 02/21/40 (a)	48,000	38,281
5.51%, 03/02/26 (a)	69,000	69,002
5.60%, 03/02/43 (a)	40,000	41,924
5.65%, 03/02/53 (a)	37,000	38,935
5.75%, 03/02/63 (a)	35,000	36,909
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	188,452
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	62,000	62,224
4.90%, 02/01/46 (a)	32,000	31,505
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	33,000	32,024
4.35%, 06/01/40 (a)	33,000	31,168
4.38%, 04/15/38 (a)	45,000	43,325
4.60%, 04/15/48 (a)	4,000	3,800
4.75%, 04/15/58 (a)	15,000	14,408
5.55%, 01/23/49 (a)	33,000	35,577
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	43,000	28,500
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(g)	75,000	77,960

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(b)(g)	$46,000	$45,588
Apple, Inc.
2.65%, 02/08/51 (a)	62,000	42,571
2.80%, 02/08/61 (a)	28,000	18,712
2.95%, 09/11/49 (a)	18,000	13,306
3.35%, 02/09/27 (a)	8,000	7,927
3.45%, 02/09/45 (a)	37,000	30,986
3.85%, 08/04/46 (a)	27,000	23,766
3.95%, 08/08/52 (a)	36,000	31,653
4.85%, 05/10/53 (a)	104,000	107,207
Applied Materials, Inc.
4.35%, 04/01/47 (a)	16,000	14,924
4.80%, 06/15/29 (a)	135,000	139,113
Aptiv PLC
4.40%, 10/01/46 (a)	11,000	9,060
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29 (a)	200,000	199,176
ArcelorMittal SA
4.55%, 03/11/26 (a)	161,000	160,881
6.00%, 06/17/34 (a)	59,000	62,614
6.35%, 06/17/54 (a)	100,000	104,393
6.80%, 11/29/32 (a)	22,000	24,538
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	12,000	11,673
ARES Capital Corp.
2.88%, 06/15/28 (a)	82,000	75,643
3.25%, 07/15/25 (a)	168,000	165,336
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	28,000	20,731
Ascension Health
4.85%, 11/15/53 (a)	44,000	44,271
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	189,010
5.55%, 05/30/33 (a)(g)	245,000	250,944
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	61,000	56,324
5.00%, 02/26/34 (a)	100,000	104,378
AstraZeneca PLC
3.00%, 05/28/51 (a)	32,000	23,319
4.00%, 01/17/29 (a)	7,000	7,002
4.38%, 08/17/48 (a)	3,000	2,791
AT&T, Inc.
2.75%, 06/01/31 (a)	265,000	239,544
3.65%, 06/01/51 (a)	128,000	98,182
3.85%, 06/01/60 (a)	45,000	34,069
4.35%, 03/01/29 (a)	36,000	36,206
4.50%, 05/15/35 (a)	33,000	32,140
4.55%, 03/09/49 (a)	16,000	14,370
4.75%, 05/15/46 (a)	8,000	7,488
4.85%, 03/01/39 (a)	26,000	25,474
5.40%, 02/15/34 (a)	99,000	103,866
Athene Holding Ltd.
4.13%, 01/12/28 (a)	17,000	16,777
6.15%, 04/03/30 (a)	37,000	39,771
Atmos Energy Corp.
6.20%, 11/15/53 (a)	41,000	47,284
Avangrid, Inc.
3.15%, 12/01/24 (a)	49,000	48,789
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	54,000	52,048
	Principal Amount	Fair Value
Bank of America Corp.
3.25%, 10/21/27 (a)	$27,000	$26,390
4.18%, 11/25/27 (a)	53,000	52,849
4.25%, 10/22/26 (a)	41,000	40,952
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	87,000	80,322
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	62,000	44,032
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	16,000	15,909
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	21,000	20,435
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	56,000	55,180
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	57,000	52,643
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	33,000	28,159
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	27,000	25,567
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	5,000	4,985
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	58,000	57,727
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	160,000	166,128
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	164,000	172,480
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	133,000	143,550
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	27,000	26,738
BAT Capital Corp.
2.73%, 03/25/31 (a)	36,000	32,144
4.39%, 08/15/37 (a)	24,000	21,829
4.54%, 08/15/47 (a)	8,000	6,759
6.00%, 02/20/34 (a)	60,000	64,106

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
7.08%, 08/02/53 (a)	$34,000	$39,481
Baxter International, Inc.
1.92%, 02/01/27 (a)	116,000	109,842
2.27%, 12/01/28 (a)	42,000	38,645
2.54%, 02/01/32 (a)	19,000	16,469
3.13%, 12/01/51 (a)	30,000	20,441
3.95%, 04/01/30 (a)	34,000	33,248
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	7,000	4,917
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	22,000	21,731
4.67%, 06/06/47 (a)	5,000	4,644
4.69%, 12/15/44 (a)	3,000	2,803
5.11%, 02/08/34 (a)	99,000	101,838
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	9,000	8,759
3.70%, 07/15/30 (a)	36,000	35,208
3.80%, 07/15/48 (a)	11,000	8,761
4.25%, 10/15/50 (a)	32,000	27,326
6.13%, 04/01/36 (a)	2,000	2,209
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	80,000	56,152
4.25%, 01/15/49 (a)	16,000	14,837
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	37,000	36,887
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	44,000	46,092
5.50%, 09/08/53 (a)	13,000	13,859
Biogen, Inc.
2.25%, 05/01/30 (a)	12,000	10,715
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	230,000	234,421
Block Financial LLC
2.50%, 07/15/28 (a)	34,000	31,569
3.88%, 08/15/30 (a)	10,000	9,568
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	24,000	24,108
Boeing Co.
2.20%, 02/04/26 (a)	70,000	67,446
2.70%, 02/01/27 (a)	61,000	57,837
2.95%, 02/01/30 (a)	15,000	13,412
3.25%, 03/01/28 (a)	3,000	2,827
3.55%, 03/01/38 (a)	2,000	1,562
3.75%, 02/01/50 (a)	18,000	12,641
5.04%, 05/01/27 (a)	89,000	89,271
5.15%, 05/01/30 (a)	49,000	49,109
5.81%, 05/01/50 (a)	90,000	86,954
Boston Properties LP
3.40%, 06/21/29 (a)	58,000	54,239
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,907
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	32,000	22,180
3.38%, 02/08/61 (a)	40,000	28,160
4.81%, 02/13/33 (a)	52,000	52,687
5.23%, 11/17/34 (a)	175,000	182,201
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	12,000	11,878
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	$37,000	$36,640
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	28,000	23,961
2.35%, 11/13/40 (a)	17,000	12,172
3.20%, 06/15/26 (a)	15,000	14,808
3.40%, 07/26/29 (a)	8,000	7,771
3.55%, 03/15/42 (a)	20,000	16,740
4.13%, 06/15/39 (a)	23,000	21,299
4.25%, 10/26/49 (a)	23,000	20,198
4.35%, 11/15/47 (a)	2,000	1,789
4.55%, 02/20/48 (a)	2,000	1,842
5.20%, 02/22/34 (a)	90,000	94,844
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	49,000	45,188
3.90%, 03/15/27 (a)	10,000	9,841
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	17,000	14,534
3.19%, 11/15/36 (a)(g)	2,000	1,694
3.42%, 04/15/33 (a)(g)	117,000	106,289
3.47%, 04/15/34 (a)(g)	2,000	1,802
4.15%, 11/15/30 (a)	19,000	18,692
4.30%, 11/15/32 (a)	27,000	26,539
4.93%, 05/15/37 (a)(g)	22,000	21,961
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,852
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	2,000	1,978
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	25,000	21,954
4.55%, 09/01/44 (a)	36,000	34,002
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	3,000	2,586
Campbell Soup Co.
5.40%, 03/21/34 (a)	50,000	52,351
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	18,000	17,748
4.95%, 06/01/47 (a)	16,000	14,715
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	58,000	55,186
3.10%, 12/02/51 (a)	19,000	13,578
3.50%, 05/01/50 (a)	21,000	16,300
Capital One Financial Corp.
3.75%, 07/28/26 (a)	47,000	46,356
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	54,000	45,768
Carrier Global Corp.
2.72%, 02/15/30 (a)	28,000	25,864
3.58%, 04/05/50 (a)	23,000	18,150
5.90%, 03/15/34 (a)	67,000	73,104
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	125,000	126,956
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	24,000	20,684
3.75%, 02/15/52 (a)	32,000	23,570
Centene Corp.
3.00%, 10/15/30 (a)	24,000	21,481
4.25%, 12/15/27 (a)	135,000	132,660
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	51,000	45,236

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Charles Schwab Corp.
2.45%, 03/03/27 (a)	$301,000	$289,050
2.90%, 03/03/32 (a)	22,000	19,755
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	62,000	55,495
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	113,000	118,009
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	89,000	97,305
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	37,000	25,969
3.70%, 04/01/51 (a)	125,000	79,674
4.80%, 03/01/50 (a)	57,000	43,517
6.55%, 06/01/34 (a)	145,000	150,625
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(g)	90,000	93,195
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(g)	294,000	299,598
Chevron Corp.
2.24%, 05/11/30 (a)	11,000	9,988
Chevron USA, Inc.
3.85%, 01/15/28 (a)	46,000	46,085
3.90%, 11/15/24 (a)	14,000	13,976
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	20,000	18,452
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	122,000	106,483
Cigna Group
2.40%, 03/15/30 (a)	21,000	19,008
3.25%, 04/15/25 (a)	23,000	22,807
3.40%, 03/01/27 - 03/15/50 (a)	25,000	22,565
4.38%, 10/15/28 (a)	9,000	9,034
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	73,000	77,417
5.35%, 02/26/64 (a)	73,000	77,457
5.90%, 02/15/39 (a)	14,000	15,768
Citigroup, Inc.
4.45%, 09/29/27 (a)	7,000	7,006
4.65%, 07/23/48 (a)	58,000	54,743
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	60,000	52,750
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	21,000	19,520
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	13,000	11,602
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	82,000	81,528
	Principal Amount	Fair Value
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	$53,000	$56,558
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	77,000	77,241
Clorox Co.
1.80%, 05/15/30 (a)	33,000	28,880
CME Group, Inc.
2.65%, 03/15/32 (a)	26,000	23,500
CMS Energy Corp.
4.88%, 03/01/44 (a)	52,000	49,800
Coca-Cola Co.
2.60%, 06/01/50 (a)	27,000	18,251
2.75%, 06/01/60 (a)	19,000	12,463
Comcast Corp.
2.65%, 08/15/62 (a)	21,000	12,439
2.80%, 01/15/51 (a)	23,000	15,259
2.89%, 11/01/51 (a)	21,000	14,097
2.94%, 11/01/56 (a)	29,000	18,945
2.99%, 11/01/63 (a)	21,000	13,308
3.20%, 07/15/36 (a)	25,000	21,474
3.25%, 11/01/39 (a)	33,000	26,960
3.97%, 11/01/47 (a)	30,000	25,059
4.15%, 10/15/28 (a)	23,000	23,033
5.65%, 06/01/54 (a)	85,000	90,653
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	9,000	9,034
ConocoPhillips Co.
5.55%, 03/15/54 (a)	52,000	54,380
5.70%, 09/15/63 (a)	52,000	55,642
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	27,000	26,265
3.35%, 04/01/30 (a)	13,000	12,521
3.88%, 06/15/47 (a)	15,000	12,322
3.95%, 04/01/50 (a)	11,000	9,424
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	59,000	55,977
3.70%, 12/06/26 (a)	25,000	24,746
4.50%, 05/09/47 (a)	23,000	20,746
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	34,000	39,333
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	40,000	33,832
COPT Defense Properties LP
2.00%, 01/15/29 (a)	41,000	36,428
2.25%, 03/15/26 (a)	32,000	30,902
2.75%, 04/15/31 (a)	21,000	18,368
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	116,000	108,771
Corning, Inc.
4.38%, 11/15/57 (a)	13,000	11,082
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	146,000	151,122
Crown Castle, Inc.
2.90%, 03/15/27 (a)	94,000	90,950
3.30%, 07/01/30 (a)	77,000	72,023
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	58,000	57,037
5.11%, 04/03/34 (a)(g)	19,000	19,671
5.42%, 04/03/54 (a)(g)	10,000	10,331

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	$44,000	$40,653
CubeSmart LP
2.50%, 02/15/32 (a)	47,000	40,693
4.38%, 02/15/29 (a)	32,000	31,812
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	30,285
3.63%, 04/01/27 (a)	29,000	28,594
3.75%, 04/01/30 (a)	22,000	21,088
3.88%, 07/20/25 (a)	16,000	15,886
4.25%, 04/01/50 (a)	16,000	12,943
4.30%, 03/25/28 (a)	2,000	1,994
4.78%, 03/25/38 (a)	17,000	16,052
5.00%, 12/01/24 (a)	35,000	34,968
5.13%, 07/20/45 (a)	20,000	18,641
5.30%, 06/01/33 - 12/05/43 (a)	105,000	105,273
5.88%, 06/01/53 (a)	21,000	21,356
6.00%, 06/01/63 (a)	8,000	8,172
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	143,212
2.50%, 12/14/31 (a)(g)	155,000	134,289
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	2,000	2,049
8.35%, 07/15/46 (a)	2,000	2,705
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	304,250
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	193,579
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	147,559
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	24,000	22,353
3.25%, 11/15/39 (a)	16,000	13,507
3.40%, 11/15/49 (a)	4,000	3,109
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	32,000	29,163
4.40%, 03/24/51 (a)	15,000	12,485
5.40%, 04/18/34 (a)	125,000	127,590
5.75%, 04/18/54 (a)	45,000	45,338
Digital Realty Trust LP
3.60%, 07/01/29 (a)	40,000	38,663
Discovery Communications LLC
3.95%, 03/20/28 (a)	16,000	15,257
5.00%, 09/20/37 (a)	2,000	1,736
Dollar General Corp.
3.50%, 04/03/30 (a)	16,000	15,062
4.13%, 04/03/50 (a)	23,000	17,885
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	24,000	23,849
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	48,000	45,501
Dover Corp.
2.95%, 11/04/29 (a)	24,000	22,483
Dow Chemical Co.
2.10%, 11/15/30 (a)	19,000	16,884
3.60%, 11/15/50 (a)	21,000	15,818
4.25%, 10/01/34 (a)	11,000	10,659
5.15%, 02/15/34 (a)	47,000	48,263
	Principal Amount	Fair Value
5.55%, 11/30/48 (a)	$14,000	$14,136
6.30%, 03/15/33 (a)	44,000	48,574
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,602
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	17,000	14,144
Duke Energy Corp.
2.55%, 06/15/31 (a)	71,000	62,756
3.30%, 06/15/41 (a)	65,000	51,249
3.50%, 06/15/51 (a)	55,000	40,703
3.75%, 09/01/46 (a)	93,000	73,767
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	21,000	18,450
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	2,212
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	40,000	39,065
Eastman Chemical Co.
4.65%, 10/15/44 (a)	27,000	24,482
Eaton Corp.
3.10%, 09/15/27 (a)	12,000	11,719
Edison International
4.95%, 04/15/25 (a)	76,000	75,948
5.75%, 06/15/27 (a)	11,000	11,355
EIDP, Inc.
2.30%, 07/15/30 (a)	18,000	16,251
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	33,000	28,331
Elevance Health, Inc.
2.88%, 09/15/29 (a)	14,000	13,136
3.60%, 03/15/51 (a)	16,000	12,306
3.70%, 09/15/49 (a)	16,000	12,588
5.13%, 02/15/53 (a)	12,000	11,766
5.65%, 06/15/54 (a)	34,000	35,895
6.10%, 10/15/52 (a)	22,000	24,409
Eli Lilly & Co.
5.00%, 02/09/54 (a)	18,000	18,299
5.10%, 02/09/64 (a)	71,000	72,497
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	70,000	60,801
Emerson Electric Co.
1.80%, 10/15/27 (a)	17,000	15,954
2.75%, 10/15/50 (a)	19,000	13,009
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,011
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	98,710
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	63,000	61,857
Energy Transfer LP
5.25%, 07/01/29 (a)	330,000	340,180
5.30%, 04/01/44 - 04/15/47 (a)	46,000	43,665
5.35%, 05/15/45 (a)	37,000	35,237
5.75%, 02/15/33 (a)	64,000	67,085
5.95%, 05/15/54 (a)	22,000	22,517
6.10%, 12/01/28 (a)	89,000	94,534
6.40%, 12/01/30 (a)	36,000	39,190
6.50%, 02/01/42 (a)	23,000	25,107
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	251,000	250,094

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	$40,000	$34,544
4.85%, 01/31/34 (a)	149,000	151,143
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	11,000	10,867
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	3,000
5.10%, 01/15/36 (a)	5,000	5,038
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	51,501
2.15%, 07/15/30 (a)	40,000	35,344
ERP Operating LP
4.50%, 07/01/44 (a)	13,000	11,972
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	18,000	16,524
3.13%, 12/01/49 (a)	24,000	17,501
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	16,000	10,696
Eversource Energy
3.45%, 01/15/50 (a)	31,000	23,119
Exelon Corp.
4.05%, 04/15/30 (a)	48,000	47,270
4.45%, 04/15/46 (a)	32,000	28,506
4.70%, 04/15/50 (a)	32,000	29,388
5.60%, 03/15/53 (a)	90,000	93,788
Extra Space Storage LP
2.20%, 10/15/30 (a)	33,000	28,918
3.90%, 04/01/29 (a)	22,000	21,481
5.90%, 01/15/31 (a)	97,000	102,931
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	47,000	43,313
3.45%, 04/15/51 (a)	53,000	41,103
FedEx Corp.
4.10%, 02/01/45 (a)	55,000	46,285
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	43,000	28,776
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,316
FirstEnergy Corp.
3.40%, 03/01/50 (a)	40,000	29,430
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	53,000	47,693
Fiserv, Inc.
3.50%, 07/01/29 (a)	11,000	10,626
4.40%, 07/01/49 (a)	11,000	9,724
Florida Power & Light Co.
2.85%, 04/01/25 (a)	83,000	82,236
4.13%, 02/01/42 (a)	22,000	19,867
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	27,000	23,551
Flowserve Corp.
2.80%, 01/15/32 (a)	39,000	33,751
Ford Motor Credit Co. LLC
6.13%, 03/08/34	250,000	253,065
Fox Corp.
6.50%, 10/13/33 (a)	99,000	108,297
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	100,000	97,925
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	46,000	44,288
	Principal Amount	Fair Value
General Dynamics Corp.
4.25%, 04/01/50 (a)	$20,000	$18,044
General Mills, Inc.
3.00%, 02/01/51 (a)	19,000	13,125
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,821
5.40%, 04/01/48 (a)	4,000	3,689
6.13%, 10/01/25 (a)	47,000	47,452
6.80%, 10/01/27 (a)	19,000	20,114
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	53,739
2.35%, 01/08/31 (a)	24,000	20,511
5.25%, 03/01/26 (a)	19,000	19,133
5.85%, 04/06/30 (a)	156,000	162,535
6.10%, 01/07/34 (a)	140,000	145,635
Genuine Parts Co.
2.75%, 02/01/32 (a)	24,000	20,980
Georgia Power Co.
5.25%, 03/15/34 (a)	194,000	203,308
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	64,000	62,405
3.60%, 03/01/25 (a)(g)	104,000	103,372
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	22,000	16,460
2.95%, 03/01/27 (a)	2,000	1,950
3.50%, 02/01/25 (a)	12,000	11,943
3.65%, 03/01/26 (a)	12,000	11,904
4.15%, 03/01/47 (a)	13,000	11,392
4.60%, 09/01/35 (a)	26,000	26,025
5.25%, 10/15/33 (a)	25,000	26,363
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	32,000	31,072
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	32,000	31,841
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	121,000	119,892
4.25%, 10/21/25 (a)	3,000	2,989
5.15%, 05/22/45 (a)	14,000	13,984
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	52,000	49,288
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	27,000	23,409
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	22,000	16,703
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	33,000	26,255
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	53,000	43,145
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	14,000	13,725

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	$16,000	$14,509
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	23,000	22,863
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	37,000	34,963
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	58,000	56,557
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	245,555
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,986
5.00%, 11/15/45 (a)	14,000	13,439
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(g)	198,000	202,897
Hartford Financial Services Group, Inc. (7.50% fixed rate until 10/31/24; 2.39% + 3 mo. Term SOFR thereafter)
7.50%, 02/12/67 (a)(b)(g)	37,000	34,119
HCA, Inc.
3.13%, 03/15/27 (a)	81,000	78,703
3.38%, 03/15/29 (a)	49,000	46,800
3.50%, 09/01/30 (a)	27,000	25,443
3.63%, 03/15/32 (a)	24,000	22,198
4.63%, 03/15/52 (a)	52,000	45,120
5.38%, 02/01/25 (a)	338,000	338,101
5.60%, 04/01/34 (a)	124,000	129,222
6.00%, 04/01/54 (a)	30,000	31,715
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	33,000	29,392
3.20%, 06/01/50 (a)(g)	15,000	10,362
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	19,000	15,908
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	19,000	16,284
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,121
5.80%, 04/01/47 (a)	2,000	2,110
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	2,000	2,192
Highwoods Realty LP
4.13%, 03/15/28 (a)	14,000	13,592
4.20%, 04/15/29 (a)	33,000	31,889
7.65%, 02/01/34 (a)	6,000	6,891
Home Depot, Inc.
2.70%, 04/15/30 (a)	14,000	13,023
3.35%, 04/15/50 (a)	27,000	20,717
3.50%, 09/15/56 (a)	16,000	12,319
3.90%, 12/06/28 - 06/15/47 (a)	22,000	20,370
4.50%, 12/06/48 (a)	11,000	10,283
4.95%, 06/25/34 - 09/15/52 (a)	53,000	54,326
5.30%, 06/25/54 (a)	15,000	15,767
5.40%, 06/25/64 (a)	60,000	63,513
Honeywell International, Inc.
1.75%, 09/01/31 (a)	37,000	31,750
	Principal Amount	Fair Value
2.70%, 08/15/29 (a)	$3,000	$2,833
5.25%, 03/01/54 (a)	172,000	179,358
Hormel Foods Corp.
1.80%, 06/11/30 (a)	50,000	44,008
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	74,000	80,942
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	307,976
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	175,836
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	423,000	421,194
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	467,116
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	216,476
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	56,000	50,555
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	47,000	43,161
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	311,000	321,394
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	104,000	105,929
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	196,120
5.50%, 02/01/30 (a)(g)	289,000	298,150
5.88%, 07/01/34 (a)(g)	233,000	242,141
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	32,000	22,917
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	78,209
Ingredion, Inc.
3.90%, 06/01/50 (a)	13,000	10,329
Intel Corp.
2.00%, 08/12/31 (a)	43,000	35,945
2.80%, 08/12/41 (a)	49,000	34,065
3.10%, 02/15/60 (a)	19,000	11,554
5.63%, 02/10/43 (a)	16,000	15,906
5.70%, 02/10/53 (a)	16,000	15,716
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	14,000	10,564
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	115,886
Intuit, Inc.
5.50%, 09/15/53 (a)	52,000	55,883
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	80,000	73,846
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	104,000	119,089
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	116,000	121,671

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	$85,000	$86,122
5.75%, 04/01/33 (a)	22,000	22,780
6.75%, 03/15/34 (a)(g)	81,000	89,723
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	89,000	92,893
Johnson & Johnson
3.63%, 03/03/37 (a)	13,000	12,070
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	5,371
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	93,000	89,135
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	54,000	49,697
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	44,000	35,290
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	19,000	17,361
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	120,000	102,438
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	56,000	55,676
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	22,000	21,762
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	13,000	11,348
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	120,000	120,670
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	97,000	96,407
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	155,000	162,063
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	117,245
Kenvue, Inc.
4.90%, 03/22/33 (a)	28,000	28,976
5.05%, 03/22/53 (a)	33,000	33,850
	Principal Amount	Fair Value
5.20%, 03/22/63 (a)	$20,000	$20,508
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	27,000	25,480
3.80%, 05/01/50 (a)	23,000	18,605
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	2,671
5.00%, 03/01/43 (a)	13,000	11,959
6.38%, 03/01/41 (a)	13,000	13,896
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	115,000	109,301
5.05%, 02/15/46 (a)	12,000	11,090
5.20%, 06/01/33 (a)	24,000	24,303
KLA Corp.
3.30%, 03/01/50 (a)	27,000	20,402
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	50,000	49,303
Kroger Co.
2.20%, 05/01/30 (a)	22,000	19,593
4.65%, 01/15/48 (a)	6,000	5,427
5.00%, 09/15/34 (a)	40,000	40,350
5.50%, 09/15/54 (a)	20,000	20,121
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	53,000	50,394
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	19,000	18,874
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	115,000	118,156
6.20%, 08/15/34 (a)	65,000	68,027
Leidos, Inc.
3.63%, 05/15/25 (a)	22,000	21,811
4.38%, 05/15/30 (a)	100,000	98,375
5.75%, 03/15/33 (a)	50,000	52,625
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	11,000	8,095
Lincoln National Corp.
4.35%, 03/01/48 (a)	43,000	35,282
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	2,000	1,986
4.50%, 05/15/36 (a)	22,000	21,963
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	16,000	14,524
1.70%, 09/15/28 - 10/15/30 (a)	51,000	45,911
3.00%, 10/15/50 (a)	27,000	18,356
3.70%, 04/15/46 (a)	2,000	1,589
4.05%, 05/03/47 (a)	21,000	17,579
5.63%, 04/15/53 (a)	40,000	41,623
LYB International Finance III LLC
1.25%, 10/01/25 (a)	18,000	17,396
3.63%, 04/01/51 (a)	27,000	20,093
3.80%, 10/01/60 (a)	10,000	7,365
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	187,000	185,369
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	27,000	18,186
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	17,000	14,528
3.25%, 11/15/25 (a)	174,000	171,623
McDonald's Corp.
3.60%, 07/01/30 (a)	37,000	35,913
3.63%, 09/01/49 (a)	9,000	7,088
4.88%, 12/09/45 (a)	12,000	11,652

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	$50,000	$50,283
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,919
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	56,000	49,512
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	247,871
Merck & Co., Inc.
1.90%, 12/10/28 (a)	73,000	67,309
2.45%, 06/24/50 (a)	40,000	25,727
2.75%, 12/10/51 (a)	26,000	17,572
2.90%, 12/10/61 (a)	12,000	7,725
4.00%, 03/07/49 (a)	8,000	6,935
4.50%, 05/17/33 (a)	49,000	49,784
5.00%, 05/17/53 (a)	10,000	10,075
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	194,000	185,206
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	94,299
4.45%, 08/15/52 (a)	53,000	48,879
MetLife, Inc.
4.72%, 12/15/44 (a)	19,000	18,021
Micron Technology, Inc.
3.37%, 11/01/41 (a)	36,000	27,936
3.48%, 11/01/51 (a)	49,000	35,852
5.30%, 01/15/31 (a)	102,000	106,008
Microsoft Corp.
2.40%, 08/08/26 (a)	20,000	19,507
2.68%, 06/01/60 (a)	6,000	3,958
2.92%, 03/17/52 (a)	53,000	38,905
3.45%, 08/08/36 (a)	2,000	1,865
3.50%, 02/12/35 (a)	17,000	16,236
Mid-America Apartments LP
2.88%, 09/15/51 (a)	42,000	28,296
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	477,019
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	6,000	5,187
Morgan Stanley
3.70%, 10/23/24 (a)	13,000	12,987
3.97%, 07/22/38 (a)(b)	19,000	17,251
4.35%, 09/08/26 (a)	57,000	57,128
4.38%, 01/22/47 (a)	18,000	16,601
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	43,000	40,891
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	168,000	140,604
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	120,000	82,824
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	46,000	48,096
MPLX LP
2.65%, 08/15/30 (a)	27,000	24,300
5.20%, 12/01/47 (a)	6,000	5,633
Mylan, Inc.
5.20%, 04/15/48 (a)	13,000	11,242
	Principal Amount	Fair Value
Nasdaq, Inc.
5.95%, 08/15/53 (a)	$19,000	$20,691
6.10%, 06/28/63 (a)	24,000	26,434
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	225,529
Netflix, Inc.
4.90%, 08/15/34 (a)	50,000	51,706
5.40%, 08/15/54 (a)	30,000	31,695
Nevada Power Co.
6.00%, 03/15/54 (a)	31,000	34,303
NewMarket Corp.
2.70%, 03/18/31 (a)	24,000	21,059
Newmont Corp.
4.88%, 03/15/42 (a)	19,000	18,784
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	27,000	26,966
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	49,000	43,496
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	42,000	43,587
NIKE, Inc.
3.38%, 03/27/50 (a)	11,000	8,657
NNN REIT, Inc.
4.00%, 11/15/25 (a)	22,000	21,857
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	19,067
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(g)	95,000	98,775
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	68,000	50,787
NOV, Inc.
3.60%, 12/01/29 (a)	37,000	35,122
Novant Health, Inc.
3.32%, 11/01/61 (a)	28,000	19,724
Novartis Capital Corp.
2.20%, 08/14/30 (a)	42,000	38,121
3.00%, 11/20/25 (a)	2,000	1,977
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	143,000	144,472
5.40%, 06/21/34 (a)	198,000	204,968
NVIDIA Corp.
3.50%, 04/01/50 (a)	20,000	16,413
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	96,000	101,292
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	27,000	25,530
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	4,000	3,288
ONEOK, Inc.
4.35%, 03/15/29 (a)	22,000	21,881
6.10%, 11/15/32 (a)	75,000	80,869
6.63%, 09/01/53 (a)	66,000	73,253
Oracle Corp.
2.30%, 03/25/28 (a)	19,000	17,833
2.65%, 07/15/26 (a)	27,000	26,258
2.95%, 04/01/30 (a)	42,000	39,073
3.60%, 04/01/50 (a)	27,000	20,546

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.95%, 03/25/51 (a)	$17,000	$13,686
4.00%, 07/15/46 - 11/15/47 (a)	36,000	29,714
4.10%, 03/25/61 (a)	36,000	28,293
5.55%, 02/06/53 (a)	24,000	24,553
6.15%, 11/09/29 (a)	31,000	33,532
6.90%, 11/09/52 (a)	24,000	28,890
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	43,000	42,404
2.57%, 02/15/30 (a)	16,000	14,647
3.36%, 02/15/50 (a)	19,000	14,374
Owens Corning
3.88%, 06/01/30 (a)	106,000	102,484
5.70%, 06/15/34 (a)	85,000	90,242
5.95%, 06/15/54 (a)	25,000	26,535
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	30,941
2.50%, 02/01/31 (a)	57,000	49,959
3.00%, 06/15/28 (a)	153,000	145,612
3.30%, 08/01/40 (a)	57,000	44,321
3.50%, 08/01/50 (a)	23,000	16,655
4.30%, 03/15/45 (a)	38,000	31,852
PacifiCorp
2.70%, 09/15/30 (a)	28,000	25,423
2.90%, 06/15/52 (a)	62,000	40,121
5.80%, 01/15/55 (a)	42,000	44,085
6.25%, 10/15/37 (a)	2,000	2,214
Packaging Corp. of America
3.05%, 10/01/51 (a)	37,000	25,904
Paramount Global
2.90%, 01/15/27 (a)	6,000	5,742
3.70%, 06/01/28 (a)	11,000	10,434
5.25%, 04/01/44 (a)	2,000	1,600
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	22,000	21,126
4.50%, 09/15/29 (a)	36,000	36,421
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	46,000	49,536
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	36,000	35,078
3.25%, 06/01/50 (a)	20,000	14,814
PepsiCo, Inc.
1.63%, 05/01/30 (a)	23,000	20,231
2.63%, 07/29/29 (a)	32,000	30,215
2.75%, 10/21/51 (a)	65,000	44,593
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	146,000	148,161
4.75%, 05/19/33 (a)	49,000	50,019
5.30%, 05/19/53 (a)	20,000	20,684
5.34%, 05/19/63 (a)	33,000	33,860
Pfizer, Inc.
2.70%, 05/28/50 (a)	58,000	40,170
3.90%, 03/15/39 (a)	16,000	14,592
4.13%, 12/15/46 (a)	14,000	12,401
4.40%, 05/15/44 (a)	3,000	2,853
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	27,000	26,509
2.10%, 05/01/30 (a)	11,000	9,819
3.38%, 08/15/29 (a)	18,000	17,328
4.13%, 03/04/43 (a)	10,000	8,744
5.13%, 02/15/30 (a)	71,000	73,633
5.25%, 02/13/34 (a)	130,000	135,004
5.63%, 11/17/29 (a)	38,000	40,327
	Principal Amount	Fair Value
Phillips 66 Co.
2.15%, 12/15/30 (a)	$136,000	$119,275
3.15%, 12/15/29 (a)	67,000	63,426
3.30%, 03/15/52 (a)	46,000	31,902
3.75%, 03/01/28 (a)	2,000	1,970
4.68%, 02/15/45 (a)	17,000	15,344
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	14,000	14,854
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	45,000	43,273
2.15%, 01/15/31 (a)	25,000	21,968
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	25,678
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	34,000	33,288
Precision Castparts Corp.
4.38%, 06/15/45 (a)	18,000	16,593
Progressive Corp.
3.00%, 03/15/32 (a)	47,000	43,099
3.70%, 03/15/52 (a)	15,000	12,072
Prologis LP
3.05%, 03/01/50 (a)	12,000	8,371
3.25%, 06/30/26 (a)	9,000	8,878
5.00%, 03/15/34 (a)	25,000	25,634
5.25%, 03/15/54 (a)	17,000	17,269
Prospect Capital Corp.
3.36%, 11/15/26 (a)	46,000	42,848
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	27,000	22,309
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	22,000	22,269
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	27,000	26,591
Public Storage Operating Co.
5.35%, 08/01/53 (a)	23,000	23,768
PVH Corp.
4.63%, 07/10/25 (a)	70,000	69,633
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,718
4.50%, 05/20/52 (a)	53,000	48,781
Quanta Services, Inc.
2.35%, 01/15/32 (a)	40,000	34,291
3.05%, 10/01/41 (a)	52,000	39,455
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	9,000	8,337
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	50,000	43,183
Regions Financial Corp.
1.80%, 08/12/28 (a)	108,000	97,507
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	355,000	367,780
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	59,000	61,900
Republic Services, Inc.
5.00%, 04/01/34 (a)	45,000	46,321
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	70,000	47,268

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	$14,000	$8,746
4.20%, 03/01/49 (a)	20,000	17,771
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,898
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	27,000	25,353
Ross Stores, Inc.
4.70%, 04/15/27 (a)	6,000	6,064
Royalty Pharma PLC
1.20%, 09/02/25 (a)	43,000	41,655
1.75%, 09/02/27 (a)	21,000	19,568
2.20%, 09/02/30 (a)	5,000	4,378
3.30%, 09/02/40 (a)	3,000	2,325
RPM International, Inc.
3.75%, 03/15/27 (a)	9,000	8,871
RTX Corp.
1.90%, 09/01/31 (a)	56,000	47,609
2.82%, 09/01/51 (a)	57,000	38,128
3.13%, 05/04/27 (a)	37,000	36,101
3.50%, 03/15/27 (a)	15,000	14,776
3.95%, 08/16/25 (a)	11,000	10,942
4.15%, 05/15/45 (a)	16,000	13,964
4.45%, 11/16/38 (a)	13,000	12,386
6.10%, 03/15/34 (a)	62,000	68,421
6.40%, 03/15/54 (a)	44,000	51,923
Ryder System, Inc.
2.90%, 12/01/26 (a)	65,000	63,077
Salesforce, Inc.
1.95%, 07/15/31 (a)	34,000	29,511
2.70%, 07/15/41 (a)	46,000	34,793
Sands China Ltd.
5.13%, 08/08/25 (a)	280,000	279,222
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	19,000	18,790
Schlumberger Investment SA
5.00%, 06/01/34 (a)	198,000	203,350
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	168,000	157,787
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	11,000	10,894
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	76,000	72,425
Shell International Finance BV
2.38%, 11/07/29 (a)	82,000	75,811
3.13%, 11/07/49 (a)	32,000	23,067
3.25%, 04/06/50 (a)	24,000	17,724
3.75%, 09/12/46 (a)	11,000	9,004
Simon Property Group LP
3.38%, 06/15/27 (a)	14,000	13,776
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	200,000	206,066
Smith & Nephew PLC
5.40%, 03/20/34 (a)	35,000	36,391
Sonoco Products Co.
4.60%, 09/01/29 (a)	125,000	124,414
5.00%, 09/01/34 (a)	110,000	108,504
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	187,000	188,926
Southern California Edison Co.
4.00%, 04/01/47 (a)	58,000	48,526
4.20%, 03/01/29 (a)	41,000	40,845
	Principal Amount	Fair Value
5.65%, 10/01/28 (a)	$270,000	$283,908
Southern Co.
3.25%, 07/01/26 (a)	6,000	5,900
3.70%, 04/30/30 (a)	73,000	70,571
Southwest Airlines Co.
2.63%, 02/10/30 (a)	37,000	33,500
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	21,000	20,347
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,965
4.50%, 03/15/45 (a)	3,000	2,612
Starbucks Corp.
4.00%, 11/15/28 (a)	9,000	8,966
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	86,000	76,599
Stryker Corp.
1.95%, 06/15/30 (a)	57,000	50,236
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	101,000	115,397
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	457,801
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	2,000	1,591
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	237,437
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,148
6.60%, 04/01/50 (a)	3,000	3,517
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	177,672
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	130,000	128,297
4.00%, 04/14/32 (a)	27,000	25,874
Tampa Electric Co.
2.40%, 03/15/31 (a)	61,000	53,559
3.45%, 03/15/51 (a)	37,000	27,770
4.35%, 05/15/44 (a)	40,000	35,668
Tapestry, Inc.
3.05%, 03/15/32 (a)	50,000	42,756
4.13%, 07/15/27 (a)	3,000	2,951
7.35%, 11/27/28 (a)	219,000	230,136
Targa Resources Corp.
6.50%, 03/30/34 (a)	140,000	154,860
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	111,000	111,070
Target Corp.
1.95%, 01/15/27 (a)	18,000	17,288
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	21,000	19,476
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	36,000	27,450
Time Warner Cable LLC
6.55%, 05/01/37 (a)	12,000	11,886
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	190,000	178,984
3.75%, 04/15/27 (a)	73,000	72,114
4.50%, 04/15/50 (a)	15,000	13,328

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.80%, 07/15/28 (a)	$179,000	$182,356
5.50%, 01/15/55 (a)	35,000	36,224
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	128,000	117,188
4.46%, 06/08/32 (a)	58,000	57,617
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	21,000	20,611
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	233,000	243,371
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	242,000	227,475
Tractor Supply Co.
5.25%, 05/15/33 (a)	47,000	48,924
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	23,000	22,962
3.80%, 03/21/29 (a)	2,000	1,969
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	32,000	31,902
4.88%, 01/15/26 (a)	7,000	7,030
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	70,000	69,268
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	14,000	13,807
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	69,000	44,862
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(b)	109,000	108,590
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	2,651
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	16,000	15,612
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	49,000	50,877
5.70%, 03/15/34 (a)	55,000	57,923
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	121,000	120,763
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	180,000	190,800
UDR, Inc.
2.10%, 08/01/32 (a)	32,000	26,380
3.00%, 08/15/31 (a)	19,000	17,308
Union Pacific Corp.
3.55%, 05/20/61 (a)	32,000	23,676
3.60%, 09/15/37 (a)	6,000	5,384
3.80%, 04/06/71 (a)	17,000	13,060
4.10%, 09/15/67 (a)	13,000	10,646
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	40,000	35,660
4.20%, 05/15/32 (a)	40,000	39,679
4.45%, 12/15/48 (a)	27,000	24,513
	Principal Amount	Fair Value
4.75%, 07/15/45 - 05/15/52 (a)	$45,000	$42,923
5.05%, 04/15/53 (a)	33,000	32,757
5.20%, 04/15/63 (a)	54,000	53,984
6.05%, 02/15/63 (a)	16,000	18,071
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	120,000	118,798
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	97,000	102,684
6.40%, 06/28/54 (a)	60,000	63,079
Ventas Realty LP
3.25%, 10/15/26 (a)	19,000	18,566
5.63%, 07/01/34 (a)	175,000	184,051
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	105,000	108,416
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	76,000	65,464
2.55%, 03/21/31 (a)	120,000	107,191
3.00%, 03/22/27 (a)	101,000	98,460
3.40%, 03/22/41 (a)	37,000	30,239
3.55%, 03/22/51 (a)	27,000	20,926
3.70%, 03/22/61 (a)	41,000	31,018
4.40%, 11/01/34 (a)	78,000	76,166
4.86%, 08/21/46 (a)	62,000	60,258
Viatris, Inc.
4.00%, 06/22/50 (a)	27,000	19,371
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	35,000	29,384
Visa, Inc.
2.70%, 04/15/40 (a)	27,000	21,229
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	50,000	53,379
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	357,920
Vontier Corp.
2.40%, 04/01/28 (a)	65,000	59,788
2.95%, 04/01/31 (a)	50,000	43,553
Vornado Realty LP
2.15%, 06/01/26 (a)	69,000	65,689
3.50%, 01/15/25 (a)	13,000	12,903
Walmart, Inc.
1.80%, 09/22/31 (a)	32,000	27,812
2.50%, 09/22/41 (a)	36,000	26,952
2.65%, 09/22/51 (a)	19,000	13,056
Walt Disney Co.
2.65%, 01/13/31 (a)	42,000	38,336
3.38%, 11/15/26 (a)	3,000	2,962
3.60%, 01/13/51 (a)	27,000	21,574
4.75%, 11/15/46 (a)	3,000	2,873
6.65%, 11/15/37 (a)	27,000	31,896
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	190,000	168,747
5.05%, 03/15/42 (a)	17,000	13,886
5.14%, 03/15/52 (a)	17,000	13,106
5.39%, 03/15/62 (a)	17,000	13,012
Waste Connections, Inc.
2.20%, 01/15/32 (a)	43,000	36,933
2.95%, 01/15/52 (a)	49,000	33,613
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	7,000	6,933
Wells Fargo & Co.
4.15%, 01/24/29 (a)	48,000	47,824
4.75%, 12/07/46 (a)	48,000	43,987
5.88%, 06/15/25 (a)(b)	92,000	92,139

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	$63,000	$61,981
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	115,000	109,342
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	58,000	45,752
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	170,000	166,787
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	68,000	71,297
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	80,000	89,430
Westlake Corp.
2.88%, 08/15/41 (a)	20,000	14,529
3.13%, 08/15/51 (a)	22,000	14,876
3.38%, 08/15/61 (a)	19,000	12,505
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	45,000	44,621
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	32,000	30,930
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,956
4.85%, 03/01/48 (a)	13,000	11,835
4.90%, 01/15/45 (a)	32,000	29,621
5.30%, 08/15/52 (a)	22,000	21,343
5.40%, 03/04/44 (a)	3,000	2,962
Willis North America, Inc.
3.88%, 09/15/49 (a)	27,000	21,181
Workday, Inc.
3.50%, 04/01/27 (a)	47,000	46,262
3.70%, 04/01/29 (a)	94,000	91,826
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,909
3.90%, 08/20/28 (a)	16,000	15,886
5.60%, 11/16/32 (a)	90,000	96,376
		45,843,357
Non-Agency Collateralized Mortgage Obligations - 5.7%
Bank
3.18%, 09/15/60	2,398,000	2,310,029
4.41%, 11/15/61 (b)	1,001,000	996,511
BPR Trust 1 mo. Term SOFR + 1.90%
6.99%, 04/15/37 (b)(g)	372,398	373,679
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	460,000	425,316
CD Mortgage Trust
2.91%, 08/15/57	839,000	767,321
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	$336,823	$309,820
COMM Mortgage Trust
3.92%, 10/15/45 (g)	183,662	165,055
GS Mortgage Securities Trust
2.75%, 09/10/52	1,523,000	1,408,888
3.05%, 11/10/52	743,000	691,743
4.14%, 03/10/51 (b)	291,000	270,544
4.56%, 11/10/48 (b)	380,000	292,853
Impac CMB Trust (5.69% fixed rate until 10/25/24; 0.83% + 1 mo. Term SOFR thereafter)
5.69%, 10/25/34 (b)	9,479	9,363
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (b)	250,000	106,535
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	905	74
Morgan Stanley Bank of America Merrill Lynch Trust
0.96%, 03/15/48 (b)(c)	2,731,853	3,117
Wells Fargo Commercial Mortgage Trust
1.27%, 02/15/48 (b)(c)	1,670,094	2,376
4.32%, 08/15/50	124,301	114,361
		8,247,585
Sovereign Bonds - 1.0%
Chile Government International Bonds
3.86%, 06/21/47 (a)	200,000	165,247
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	178,990
3.87%, 07/23/60 (a)	200,000	125,860
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	112,422
2.78%, 12/01/60 (a)	230,000	138,836
5.63%, 11/18/50 (a)	105,000	108,137
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	180,941
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	254,683
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	105,499
		1,370,615
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38	200,000	196,421
Total Bonds and Notes (Cost $143,339,028)		137,685,308
Total Investments in Securities (Cost $143,339,028)		137,685,308

See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 16.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (a)(h)(i) (Cost $23,244,741)	23,244,741	$23,244,741
Total Investments (Cost $166,583,769)		160,930,049
Liabilities in Excess of Other Assets, net - (11.5)%		(16,621,824)
NET ASSETS - 100.0%		$144,308,225

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$7,200	1.00%/ Quarterly	06/20/29	$(162,087)	$(141,698)	$(20,389)

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2024	12	$1,604,238	$1,597,125	$(7,113)
U.S. Long Bond Futures	December 2024	5	621,111	620,937	(174)
5 Yr. U.S. Treasury Notes Futures	December 2024	316	34,681,110	34,722,969	41,859
10 Yr. U.S. Treasury Ultra Futures	December 2024	69	8,152,961	8,162,484	9,523
					$44,095

The Fund had the following short futures contracts open at September 30, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2024	21	$(4,365,414)	$(4,373,086)	$(7,672)
10 Yr. U.S. Treasury Notes Futures	December 2024	20	(2,288,155)	(2,285,625)	2,530
					$(5,142)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $7,569,893 or 5.25% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$48,389,590	$—	$48,389,590
Agency Mortgage Backed	—	32,395,690	—	32,395,690
Agency Collateralized Mortgage Obligations	—	1,204,996	—	1,204,996
Asset Backed	—	37,054	—	37,054
Corporate Notes	—	45,843,357	—	45,843,357
Non-Agency Collateralized Mortgage Obligations	—	8,247,585	—	8,247,585
Sovereign Bonds	—	1,370,615	—	1,370,615
Municipal Bonds and Notes	—	196,421	—	196,421
Short-Term Investments	23,244,741	—	—	23,244,741
Total Investments in Securities	$23,244,741	$137,685,308	$—	$160,930,049
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(20,389)	—	(20,389)
Long Futures Contracts - Unrealized Appreciation	51,382	—	—	51,382
Long Futures Contracts - Unrealized Depreciation	(7,287)	—	—	(7,287)
Short Futures Contracts - Unrealized Appreciation	2,530	—	—	2,530
Short Futures Contracts - Unrealized Depreciation	(7,672)	—	—	(7,672)
Total Other Financial Instruments	$38,953	$(20,389)	$—	$18,564

See Notes to Schedule of Investments.
16	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	20,710,832	$20,710,832	$52,365,281	$49,831,372	$—	$—	23,244,741	$23,244,741	$977,902
See Notes to Schedule of Investments.
Elfun Income Fund	17

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in the Fund’s Schedule of Investments.
18

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2024, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps
During the period ended  September 30, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such
19

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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